3. PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, plant and equipment
	March 31, 2016 (UNAUDITED)	December 31, 2015
Land	$1,690,000	$1,690,000
Buildings & Building Improvements	692,156	692,156
Furniture & office equipment	288,726	258,702
Containers	4,524,382	4,453,386
Trucks, Machinery, & Equipment	12,209,606	9,948,686

Total cost	19,404,870	17,042,930

Less accumulated depreciation	(3,364,035)	(2,609,190)

Net property and Equipment	$16,040,835	$14,433,740

	2015	2014
Land	$1,690,000	$-
Building & Improvements	692,156	-
Furniture & Office Equipment	258,702	240,102
Containers	4,453,386	2,847,205
Truck, Machinery & Equipment	9,948,686	5,523,773
Total Cost	17,042,930	8,611,080
Less accumulated depreciation	(2,609,190)	(956,315)
Net property, plant and Equipment	$14,433,740	$7,654,765